CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS
OPERATING REVENUES	$ 567,936	$ 552,091	$ 588,117
OPERATING EXPENSES:
Voyage expenses	(12,284)	(12,974)	(11,770)
Vessel operating expenses	(112,736)	(113,755)	(122,074)
Depreciation	(131,783)	(137,061)	(137,414)
Amortization of deferred drydocking and special survey costs	(3,845)	(4,387)	(5,482)
Impairment loss	(41,080)	(75,776)	(19,004)
General and administrative expenses	(21,831)	(21,442)	(19,458)
Gain / (loss) on sale of vessels		5,709	(449)
Income From operations	244,377	192,405	272,466
OTHER INCOME (EXPENSE):
Interest income	3,419	1,703	2,210
Interest expense	(70,397)	(79,980)	(91,185)
Other finance expenses	(18,696)	(19,757)	(20,120)
Equity loss on investments	(1,941)
Other income/(expenses), net	111	422	302
Net unrealized and realized losses on derivatives	(39,857)	(98,713)	(126,150)
Total Other Expenses, net	(127,361)	(196,325)	(234,943)
Net Income / (Loss)	$ 117,016	$ (3,920)	$ 37,523
EARNINGS/(LOSS) PER SHARE
Basic and diluted net income/(loss) per share	$ 1.07	$ (0.04)	$ 0.34
Basic and diluted weighted average number of shares	109,785,484	109,676,056	109,654,199